Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Schedule of Foreign Exchange Currency Exposure of Financial Instruments by Currency

Foreign Exchange Risk

As at December 31, 2017, the Corporation’s significant foreign exchange currency exposure on its financial instruments by currency was as follows (in U.S. dollar equivalents):

	CDN	EUR	GBP
	$000’s	$000’s	$000’s
Cash	12,735	94,674	6,655
Restricted cash	—	925	—
Available-for-sale investments	—	7,460	—
Accounts receivable	8,519	48,207	9,594
Derivatives	6	(176)	2,308
Accounts payable and accrued liabilities	(12,247)	(37,126)	(24,816)
Other payables	(21)	(8,192)	—
Long-term debt	—	(445,322)	—
Derivatives	—	(111,762)	—
Customer deposits	(1,984)	(75,416)	(6,360)

Schedule of Effect on Earnings Before Tax of Exchange Rate

The table below details the effect on earnings before tax of a 10% strengthening or weakening of the USD exchange rate at the balance sheet date for balance sheet items denominated in CDN, EUR and GBP:

10% Strengthening (weakening)
Currency	$000’s
CDN	701
EUR	(52,673)
GBP	(1,262)

The table below details the effect on equity of a 10% strengthening or weakening of the EUR:USD exchange rate on the cross currency interest rate swaps that hedge the USD First Lien Term Loan. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates.

	Equity $000's	Equity $000's
	- 10%	+ 10%
EUR:USD exchange rate	(121,958)	110,871

The table below details the effect on earnings before tax of a 100 basis points strengthening or weakening of the LIBOR and EURIBOR interest rates on these loans. 100 basis points sensitivity is the sensitivity rate used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates:

	Net earnings (loss) $000's
	- 100 bps	+ 100 bps
LIBOR	1,751	(9,200)
EURIBOR	—	(3,388)

The table below details the effect on equity of a 100 basis points strengthening or weakening of the LIBOR and EURIBOR interest rates on the valuations of the cross currency swaps that hedge the USD First Lien Term Loan. 100 basis points is the sensitivity rate used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates:

	Equity $000's
	- 100 bps	+ 100 bps
LIBOR	18,665	(18,256)
EURIBOR	(5,778)	3,480

Schedule of Age of Receivables	Age of receivables that are past due but not impaired:
	As at December 31,
	2017	2016
	$000’s	$000’s
Past due less than 181 days	1,707	217
Past due more than 181 days	879	163
Total	2,586	380

Schedule of Age of Impaired Trade Receivables	Age of impaired trade receivables:
	As at December 31,
	2017	2016
	$000’s	$000’s
Past due less than 181 days	—	—
Past due more than 181 days	166	309
Total past due	166	309

Schedule of Information about Terms of Financial Obligations and Liabilities

The following table provides information about the terms of the Corporation’s financial obligations and liabilities:

	On	Less than 1	2 to 5	Greater than
	demand	year	years	5 years
	$000’s	$000’s	$000’s	$000’s
Accounts payable and accrued liabilities	101,169	48,496	1,808	—
Other payables	42,498	216	—	—
Customer deposits	349,766	—	—	—
Derivatives	—	—	111,762	—
Provisions	—	17,590	3,093	—
Long-term debt*	—	150,026	2,752,467	—
Total	493,433	216,328	2,869,130	—

* Includes principal and interest